Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
October 21, 2014

Orinda SkyView Macro Opportunities Fund

Class A Shares (OMOAX)

Class I Shares (OMOIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Summary Prospectus and Prospectus dated June 28, 2014, as supplemented

As noted in the Supplement dated August 15, 2014, shareholders of the Orinda SkyView Macro Opportunities Fund (the “Macro Fund”) approved a new investment advisory agreement with Vivaldi Asset Management, LLC (“Vivaldi”) to replace Orinda Asset Management, LLC (“Orinda”) as the investment adviser for the Macro Fund and also approved the continued use of a “manager of managers” structure for the Macro Fund.  Vivaldi will assume the role of investment adviser to the Macro Fund upon the receipt of a Multi-Manager Exemptive Order (the “Exemptive Order”) from the U.S. Securities and Exchange Commission (the “SEC”) and the subsequent resignation of Orinda as investment adviser.

At a meeting held October 15-16, 2014, the Board determined that, pending receipt of the final Exemptive Order, it would be in the best interests of the Macro Fund and its shareholders to implement, to the extent possible, the will of the Board and the shareholders with regard to the new expense structure and management arrangements for the Macro Fund.  As a result, the Board determined to institute the management fee and expense cap reductions outlined in the Macro Fund’s proxy statement dated June 24, 2014 and to engage, at the request of Orinda, Vivaldi as an investment sub-adviser to the Macro Fund as well as the additional sub-advisers set forth below.

The Board also determined that, effective December 5, 2014, it will not renew the investment sub-advisory agreement with SkyView Investment Advisors, LLC (“SkyView”) after the expiration of its current term and therefore its sub-advisory agreement with the Macro Fund will terminate effective that date.  Because of the impending  termination of SkyView’s investment sub-advisory agreement, its role as Lead Sub-Adviser, as described in the Summary Prospectus and Prospectus, will be discontinued as soon as reasonably practical.  The Board also determined not to renew the investment sub-advisory agreements Covenant Financial Services, LLC; and Glaxis Capital Management, LLC, each of which will therefore terminate effective December 5, 2014 and (2) to terminate the investment sub-advisory agreement for Manning & Napier Advisors LLC, effective December 19, 2014.

Accordingly, effective October 20, 2014, the following information is applicable to the Macro Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Orinda SkyView Macro Opportunities Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
•
Fees and Expenses of the Macro Fund - The Fees and Expenses of the Macro Fund table and Example beginning on page 8 of the Prospectus and on page 1 of the Summary Prospectus is hereby deleted and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-20
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Macro Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Macro Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Macro Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year)

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.15%
Interest Expense and Dividends on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.81%
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short and Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.93%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.04%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 832
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,619
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,421
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,494
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Interest Expense and Dividends on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.81%
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short and Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.74%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,091
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,882
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,948

[1]	Orinda Asset Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Macro Fund expenses (excluding acquired fund fees and expenses ("AFFE"), taxes, interest expense, dividends on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 2.55% and 2.25% of average daily net assets of the Fund's Class A and Class I shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least October 20, 2015, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Macro Fund for three years from the date they were waived or paid, subject to the Expense Caps.